Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Share capital	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2017	kr 61	kr 7,984	kr 82	kr (1,855)	kr 6,272
Number of shares, at beginning of period at Dec. 31, 2017					61,185,674
Change in accounting policy: Adoption of IFRS 15				151	kr 151
Balance at beginning of period at Dec. 31, 2017	61	7,984	82	(1,855)	kr 6,272
Number of shares, at beginning of period at Dec. 31, 2017					61,185,674
Net result				1,472	kr 1,472
Other comprehensive income			10		10
Total comprehensive income			10	1,472	1,482
Transactions with owners:
Exercise of warrants		75			75
Purchase of treasury shares				(146)	(146)
Share-based compensation expenses				91	91
Tax on items recognized directly in equity				89	89
Balance at end of period at Dec. 31, 2018	61	8,059	92	(198)	kr 8,014
Number of shares, at end of period at Dec. 31, 2018					61,497,571
Adjusted total equity at January 1, 2018	61	7,984	82	(1,704)	kr 6,423
Net result				2,166	2,166
Other comprehensive income			6		6
Total comprehensive income			6	2,166	2,172
Transactions with owners:
Exercise of warrants	1	64			65
Shares issued for cash	3	3,870			3,873
Expenses related to capital increases		(238)			(238)
Share-based compensation expenses				147	147
Net settlement of RSUs				(9)	(9)
Tax on items recognized directly in equity				24	24
Balance at end of period at Dec. 31, 2019	65	11,755	98	2,130	kr 14,048
Number of shares, at end of period at Dec. 31, 2019					65,074,502
Net result				4,758	kr 4,758
Other comprehensive income			(44)		(44)
Total comprehensive income			(44)	4,758	4,714
Transactions with owners:
Exercise of warrants	1	139			140
Share-based compensation expenses				200	200
Net settlement of RSUs				(25)	(25)
Tax on items recognized directly in equity				44	44
Balance at end of period at Dec. 31, 2020	kr 66	kr 11,894	kr 54	kr 7,107	kr 19,121
Number of shares, at end of period at Dec. 31, 2020					65,545,748